SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	3 Months Ended	12 Months Ended
	Mar. 30, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Summary of significant accounting policies
Basis of presentation
The accompanying unaudited condensed consolidated financial statements of Ply Gem Holdings, Inc. and its subsidiaries (referred to herein as “Ply Gem Holdings”, “Ply Gem”, the “Company”, “we”, “us”, or “our”) have been prepared in accordance with U.S. generally accepted accounting principles as described in the consolidated financial statements and related notes included in our 2012 Annual Report on Form 10-K filed with the Securities and Exchange Commission on March 15, 2013. These statements do not include all of the information and footnotes required by U.S. generally accepted accounting principles and should be read in conjunction with our 2012 Annual Report on Form 10-K. In management’s opinion, all normal and recurring adjustments considered necessary for a fair presentation have been included. Operating results for the period from January 1, 2013 through March 30, 2013 are not necessarily indicative of the results that may be expected for the year ending December 31, 2013.
Prior to January 11, 2010, Ply Gem Holdings was a wholly owned subsidiary of Ply Gem Investment Holdings, Inc. (“Ply Gem Investment Holdings”), which was wholly owned by Ply Gem Prime Holdings, Inc. (“Ply Gem Prime”). Ply Gem Investment Holdings was incorporated on January 23, 2004 by affiliates of CI Capital Partners LLC (“CI Capital Partners”) for the purpose of acquiring Ply Gem Industries, Inc. (“Ply Gem Industries”) from Nortek, Inc. (“Nortek”). On January 11, 2010, Ply Gem Investment Holdings was merged with and into Ply Gem Prime, with Ply Gem Prime as the surviving corporation. As a result, each outstanding share of senior preferred stock of Ply Gem Investment Holdings was converted into a share of a corresponding class of shares of the capital stock of Ply Gem Prime. As a result, Ply Gem Holdings is currently a wholly owned subsidiary of Ply Gem Prime. The Ply Gem acquisition was completed on February 12, 2004, when Nortek sold Ply Gem Industries to Ply Gem Holdings pursuant to the terms of the stock purchase agreement among Ply Gem Investment Holdings, Nortek, and WDS LLC, dated as of December 19, 2003, as amended.
The condensed consolidated balance sheet at December 31, 2012 has been derived from the audited consolidated financial statements of Ply Gem Holdings at that date, but does not include all of the information and footnotes required by U.S. generally accepted accounting principles for complete financial statements.
The Company’s fiscal quarters are based on periods ending on the Saturday of the last week in the quarter. Therefore, the financial results of certain fiscal quarters will not be comparable to the prior and subsequent fiscal quarters. The accompanying financial statements include the Company’s condensed consolidated statements of operations for the three months ended March 30, 2013 and March 31, 2012, the condensed consolidated statements of cash flows for the three months ended March 30, 2013 and March 31, 2012, and the condensed consolidated balance sheets as of March 30, 2013 and December 31, 2012.
Ply Gem is a diversified manufacturer of exterior building products, which are sold primarily in the United States and Canada, and include a wide variety of products for the residential and commercial construction, the do-it-yourself and the professional remodeling and renovation markets. The demand for the Company’s products is seasonal, particularly in the Northeast and
Midwest regions of the United States and Western Canada where inclement weather during the winter months usually reduces the level of building and remodeling activity in both the home repair and remodeling and new home construction sectors. The Company’s sales are usually lower during the first and fourth quarters.
To a significant extent our performance is dependent upon the levels of home repair and remodeling and new home construction spending, all of which are affected by such factors as interest rates, inflation, consumer confidence, unemployment, and availability of consumer credit.
Principles of consolidation
The condensed consolidated financial statements include the accounts of Ply Gem Holdings and its subsidiaries, all of which are wholly owned. All intercompany accounts and transactions have been eliminated.
Accounting policies and use of estimates
The preparation of these condensed consolidated financial statements in conformity with U.S. generally accepted accounting principles involves estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expense during the reporting periods. Certain of the Company’s accounting policies require the application of judgment in selecting the appropriate assumptions for calculating financial estimates. By their nature, these judgments are subject to an inherent degree of uncertainty. The Company periodically evaluates the judgments and estimates used in their critical accounting policies to ensure that such judgments and estimates are reasonable. Such estimates include the allowance for doubtful accounts receivable, rebates, pensions, valuation reserve for inventories, warranty reserves, legal contingencies, assumptions used in the calculation of income taxes, projected cash flows used in the goodwill and intangible asset impairment tests, and environmental accruals and other contingencies. These judgments are based on the Company’s historical experience, current trends and information available from other sources, and are based on management’s best estimates and judgments. The Company adjusts such estimates and assumptions when facts and circumstances dictate. Illiquid credit markets, volatile equity markets, foreign currency, litigation risk, and the depressed housing and remodeling markets have combined to increase the uncertainty inherent in such estimates and assumptions. If different conditions result from those assumptions used in the Company’s judgments, actual results could be materially different from the Company’s estimates.
Cash and cash equivalents
Cash equivalents consist of short-term highly liquid investments with original maturities of three months or less and which are readily convertible into cash.
Accounts receivable
Accounts receivable-trade are recorded at their net realizable value. The allowance for doubtful accounts was $3.3 million and $3.6 million at March 30, 2013 and December 31, 2012, respectively. The Company maintains allowances for doubtful accounts for estimated losses resulting from the inability of its customers to make required payments. The Company estimates the allowance for doubtful accounts based on a variety of factors including the length of time receivables are past due, the financial health of its customers, unusual macroeconomic conditions and historical experience. If the financial condition of its customers deteriorates or other circumstances occur that result in an impairment of customers’ ability to make payments, the Company records additional allowances as needed. The Company writes off uncollectible trade accounts receivable against the allowance for doubtful accounts when collection efforts have been exhausted and/or any legal action taken by the Company has concluded.
Inventories
Inventories in the accompanying consolidated balance sheets are valued at the lower of cost or market and are determined primarily by the first-in, first-out (FIFO) method. The Company records provisions, as appropriate, to write-down obsolete and excess inventory to estimated net realizable value. The process for evaluating obsolete and excess inventory often requires the Company to make subjective judgments and estimates concerning future sales levels, quantities and prices at which such inventory will be able to be sold in the normal course of business. Accelerating the disposal process or incorrect estimates of future sales potential may cause actual results to differ from the estimates at the time such inventory is disposed or sold. As of March 30, 2013, the Company had inventory purchase commitments of approximately $50.9 million.
The inventory reserves were approximately $6.2 million at March 30, 2013, decreasing during 2013 by $0.3 million compared to the December 31, 2012 reserve balance of approximately $6.5 million.
Property and equipment
Property and equipment are presented at cost. Depreciation of property and equipment are provided on a straight-line basis over estimated useful lives, which are generally as follows:

Buildings and improvements	10-37 years
Machinery and equipment, including leases	3-15 years
Leasehold improvements	Term of lease or useful life, whichever is shorter

Expenditures for maintenance and repairs are expensed when incurred. Expenditures for renewals and betterments are capitalized. When assets are sold, or otherwise disposed, the cost and related accumulated depreciation are eliminated and the resulting gain or loss is recognized in operations.
Intangible assets, goodwill and other long-lived assets
Long-lived assets
The Company reviews long-lived assets for impairment whenever events or changes in business circumstances indicate that the carrying amount of the assets may not be fully recoverable. The Company performs undiscounted operating cash flow analyses to determine if impairment exists. If an impairment is determined to exist, any related impairment loss is calculated based on the asset’s fair value and the discounted cash flow.
The Company tests for long-lived asset impairment at the following asset group levels: (i) Siding, Fencing and Stone (“Siding”), (ii) the combined U.S. Windows companies in the Windows and Doors segment (“US Windows”), and (iii) Ply Gem Canada (formerly known as CWD Windows and
Doors, Inc.) in the Windows and Doors segment. For purposes of recognition and measurement of an impairment loss, a long-lived asset or asset group should represent the lowest level for which an entity can separately identify cash flows that are largely independent of the cash flows of other assets and liabilities. There were no indicators of impairment during the three months ended March 30, 2013.
Goodwill
The Company evaluates goodwill for impairment on an annual basis and whenever events or business conditions warrant. All other intangible assets are amortized over their estimated useful lives. The Company assesses goodwill for impairment at the November month end each year and also at any other date when events or changes in circumstances indicate that the carrying value of these assets may exceed their fair value. To evaluate goodwill for impairment, the Company estimates the fair value of reporting units considering such factors as discounted cash flows and valuation multiples for comparable publicly traded companies. A significant reduction in projected sales and earnings, which would lead to a reduction in future cash flows, could indicate potential impairment. There were no indicators of impairment during the three months ended March 30, 2013 that would trigger an interim impairment test. The Company will continue to evaluate goodwill during future periods and future declines in the residential housing and repair and remodeling markets could result in goodwill impairments.
Debt issuance costs
Debt issuance costs, composed of facility, agency, and certain legal fees associated with issuing new debt financing, are amortized over the contractual term of the related agreement using the effective interest method. Net debt issuance costs totaled approximately $22.7 million and $23.6 million as of March 30, 2013 and December 31, 2012, respectively, and have been recorded in other long term assets in the accompanying condensed consolidated balance sheets. Amortization of debt issuance costs for the three months ended March 30, 2013 and March 31, 2012 was approximately $0.9 million and $1.3 million, respectively. Amortization of debt issuance costs is recorded in interest expense in the accompanying condensed consolidated statements of operations and comprehensive loss.
Income taxes
The Company utilizes the asset and liability method of accounting for income taxes which requires that deferred tax assets and liabilities be recorded to reflect the future tax consequences of temporary differences between the book and tax basis of various assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect of changes in tax rates on deferred tax assets and liabilities is recognized as income or expense in the period in which the rate change occurs. A valuation allowance is established to offset any deferred tax assets if, based upon the available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized.
Estimates are required with respect to, among other things, the appropriate state income tax rates used in the various states that the Company and its subsidiaries are required to file, the potential utilization of operating and capital loss carry-forwards for both federal and state income tax purposes and valuation allowances required, if any, for tax assets that may not be realized in the future. The Company establishes reserves when, despite our belief that our tax return positions are fully supportable, certain positions could be challenged, and the positions may not be fully sustained. Currently, U.S. federal income tax returns are prepared and filed by Ply Gem Prime on behalf of itself, Ply Gem Holdings, and Ply Gem Industries and its U.S. subsidiaries. The Company has executed a tax sharing agreement with Ply Gem Holdings and Ply Gem Prime pursuant to which tax liabilities for each respective party are computed on a stand-alone basis. The Company’s U.S. subsidiaries file unitary, combined federal income tax returns and separate state income tax returns. Ply Gem Canada files separate Canadian income tax returns.
Environmental
The Company accrues for losses associated with environmental remediation obligations when such losses are probable and reasonably estimable. Environmental remediation obligation accruals are adjusted as further information develops or circumstances change. Costs of future expenditures for environmental remediation obligations are not discounted to their present value. Recoveries of environmental remediation costs from other parties are recorded as assets when their receipt is deemed probable.
Foreign currency
Ply Gem Canada, the Company’s Canadian subsidiary, utilizes the Canadian dollar as its functional currency. For reporting purposes, the Company translates the assets and liabilities of its foreign entity at the exchange rates in effect at period-end. Net sales and expenses are translated using average exchange rates in effect during the period. Gains and losses from foreign currency translation are credited or charged to accumulated other comprehensive income or loss in the accompanying condensed consolidated balance sheets.
The Company recorded a loss from foreign currency transactions of approximately $(0.03) million, for the three months ended March 30, 2013, and a gain of approximately $0.1 million for the three months ended March 31, 2012. As of March 30, 2013 and March 31, 2012, accumulated other comprehensive loss included a currency translation adjustment of approximately $(0.8) million and $0.7 million, respectively.
Fair value measurement
The accounting standard for fair value discusses valuation techniques, such as the market approach (comparable market prices), the income approach (present value of future income or cash flows), and the cost approach (cost to replace the service capacity of an asset or replacement cost). The standard utilizes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The following is a brief description of those three levels:

•	Level 1: Observable inputs such as quoted prices (unadjusted) in active markets for identical assets or liabilities.

•
Level 2: Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly. These include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active.

•	Level 3: Inputs that reflect the reporting entity’s own assumptions.
The hierarchy requires the use of observable market data, when available, and to minimize the use of unobservable inputs when determining fair value. The Company’s population of recurring financial assets and liabilities subject to fair value measurements and the necessary disclosures are as follows:

(amounts in thousands)	Carrying value	Fair value total	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Description
Liabilities:
Senior Notes-9.375%	$160,000	$174,800	$174,800	$—	$—
Senior Secured Notes-8.25%	840,000	913,500	913,500	—	—
As of March 30, 2013	$1,000,000	$1,088,300	$1,088,300	$—	$—
Liabilities:
Senior Notes-9.375%	$160,000	$170,400	$170,400	$—	$—
Senior Secured Notes-8.25%	840,000	907,200	907,200	—	—
As of December 31, 2012	$1,000,000	$1,077,600	$1,077,600	$—	$—

The fair value of the long-term debt instruments was determined by utilizing available market information. The carrying value of the Company’s other financial instruments approximates their fair value.
Earnings (loss) per common share
The unaudited pro forma earnings (loss) per common share is being presented to give effect to the shares of Ply Gem Holdings common stock that will be issued in connection with the merger of the Company with its parent, Ply Gem Prime Holdings. In connection with the proposed initial public offering, the Company will merge with Ply Gem Prime Holdings and engage in a series of transactions that will result in the conversion of outstanding common stock and preferred stock (including the subordinated debt of its parent that will have been previously converted into preferred stock) of its parent into common equity of Ply Gem Holdings and result in a single class of outstanding common stock of Ply Gem Holdings (the “Reorganization”). In connection with this Reorganization, the outstanding options to purchase Ply Gem Prime Holdings common stock will convert into Ply Gem Holdings stock options. The pro forma weighted average common shares outstanding assume the conversion of the Ply Gem Prime Holdings outstanding common stock and preferred stock (including the subordinated debt of Ply Gem Prime Holdings that will have been previously converted into preferred stock) into shares of Ply Gem Holdings common stock upon the consummation of the Reorganization.
Basic and diluted earnings per share (“EPS”) is computed by dividing net income (loss) available to common stockholders by the weighted-average number of shares outstanding. The Company had 100 shares of common stock outstanding for the three months ended March 30, 2013 and March 31, 2012. In addition, all stock options and preferred stock are issued at the Ply Gem Prime level; therefore, no dilutive effect would exist at Ply Gem Holdings as these amounts have been recorded within additional paid in capital. Consequently, for purposes of EPS the Company calculated the amounts as net income (loss) divided by the 100 shares of common stock outstanding.
In connection with the proposed initial public offering, the Company will merge with its parent company, Ply Gem Prime Holdings, which will result in the conversion of outstanding common stock and preferred stock (including the subordinated debt of its parent that will have been previously converted into preferred stock) of its parent into Ply Gem Holdings common equity and result in a single class of outstanding common stock. In connection with the Reorganization, the outstanding options to purchase Ply Gem Prime Holdings common stock will convert into Ply Gem Holdings stock options.
The unaudited pro forma loss per common share is being presented to show the impact of the conversion of the outstanding common stock and preferred stock (including the subordinated debt of Ply Gem Prime Holdings that will have been previously converted into preferred stock) of Ply Gem Prime Holdings to Ply Gem Holdings common stock that will occur in connection with the Reorganization. The unaudited pro forma basic loss per common share is computed by dividing loss attributable to common stockholders by the unaudited pro forma weighted average number of common shares outstanding for the period.
The treasury stock effect of Ply Gem Holdings stock options to be issued in connection with the Reorganization has not been included in the computation of the unaudited pro forma diluted loss per common share for the three months ended March 30, 2013 as the effect would be anti-dilutive.
The following details the computation of the pro forma loss per common share:

For the three months ended
March 30, 2013
(amounts in thousands (except per share data))	(unaudited)
Net loss	$(28,137)
Unaudited pro forma weighted average common share calculation:
Shares issued in the offering	15,789,474
Conversion of Ply Gem Prime Holdings common stock	26,379,501
Conversion of Ply Gem Prime Holdings preferred stock	22,582,993
Unaudited basic and diluted pro forma weighted average shares outstanding	64,751,968
Pro forma earnings (loss) per common share:
Pro forma basic and diluted earnings (loss) per common share	(0.43)

Summary of significant accounting policies
Basis of presentation
Ply Gem Holdings, Inc. (“Ply Gem Holdings”) and its wholly owned subsidiaries (individually and collectively, the “Company” or “Ply Gem”) are diversified manufacturers of residential and commercial building products, operating with two segments: (i) Siding, Fencing and Stone and (ii) Windows and Doors. Through these segments, Ply Gem Industries, Inc. (“Ply Gem Industries”) manufactures and sells, primarily in the United States and Canada, a wide variety of products for the residential and commercial construction, manufactured housing, and remodeling and renovation markets.
Ply Gem Holdings was incorporated as a wholly owned subsidiary of Ply Gem Investment Holdings, Inc. (“Ply Gem Investment Holdings”), on January 23, 2004 by affiliates of CI Capital Partners LLC (“CI Capital Partners”) for the purpose of acquiring Ply Gem Industries from Nortek, Inc. (“Nortek”). On January 11, 2010, Ply Gem Investment Holdings was merged with and into Ply Gem Prime Holdings, Inc. (“Ply Gem Prime”), with Ply Gem Prime being the surviving corporation. As a result, Ply Gem Holdings is now a wholly owned subsidiary of Ply Gem Prime.
The Ply Gem acquisition was completed on February 12, 2004, when Nortek sold Ply Gem Industries to Ply Gem Holdings, an affiliate of CI Capital Partners pursuant to the terms of the stock purchase agreement among Ply Gem Investment Holdings, Nortek, and WDS LLC dated as of December 19, 2003, as amended. Prior to February 12, 2004, the date of the Ply Gem acquisition, Ply Gem Holdings had no operations and Ply Gem Industries was wholly owned by a subsidiary of WDS LLC, which was a wholly owned subsidiary of Nortek. As a result of the Ply Gem acquisition, the Company applied purchase accounting on February 12, 2004. The Company’s acquisition history is summarized below:

•
On August 27, 2004, Ply Gem Industries acquired all of the outstanding shares of capital stock of MWM Holding, Inc., (“MWM Holding”), in accordance with a stock purchase agreement entered into among Ply Gem Industries, MWM Holding and the selling stockholders.

•
On February 24, 2006, Ply Gem Industries acquired all of the outstanding shares of capital stock, warrants to purchase shares of common stock and options to purchase shares of common stock of AWC Holding Company (“AWC”, and together with its subsidiaries, “Alenco”), in accordance with a securities purchase agreement entered into among Ply Gem, all of the direct and indirect stockholders, warrant holders and stock options holders of AWC and FNL Management Corp, an Ohio corporation, as their representative. Pursuant to the securities purchase agreement, Ply Gem purchased all of the issued and outstanding shares of common stock, warrants to purchase shares of common stock and options to purchase shares of common stock of AWC (other than certain shares of common stock of AWC held by certain members of the senior management of Alenco that were contributed separately to Ply Gem Prime, the new parent company of Ply Gem Investment Holdings, in exchange for shares of capital stock of Ply Gem Prime). Immediately following the completion of the Alenco acquisition, AWC became a wholly owned subsidiary of Ply Gem.

•
On October 31, 2006, Ply Gem Industries acquired all of the issued and outstanding shares of common stock of Mastic Home Exteriors, Inc. (formerly known as Alcoa Home Exteriors) (“MHE”), in accordance with a stock purchase agreement entered into among Ply Gem Industries, Alcoa Securities Corporation, and Alcoa Inc.

•
On September 30, 2007, Ply Gem Industries completed the acquisition of CertainTeed Corporation’s vinyl window and patio door business through a stock acquisition. On the acquisition date, the Company changed the name of the acquired business to Ply Gem Pacific Windows Corporation (“Pacific Windows”).

•	On October 31, 2008, Ply Gem Industries acquired substantially all of the assets of Ply Gem Stone (formerly United Stone Veneer).

•	On July 30, 2012, Ply Gem acquired substantially all of the assets of Greendeck Products, LLC, a composite products development company.
Ply Gem is a diversified manufacturer of residential and commercial building products, which are sold primarily in the United States and Canada, and include a wide variety of products for the residential and commercial construction, the do-it-yourself and the professional remodeling and renovation markets. The demand for the Company’s products is seasonal, particularly in the Northeast and Midwest regions of the United States and Western Canada where inclement weather during the winter months usually reduces the level of building and remodeling activity in both the home repair and remodeling and new home construction sectors. The Company’s sales are usually lower during the first and fourth quarters.
Principles of consolidation
The accompanying consolidated financial statements include the accounts of Ply Gem Holdings and its subsidiaries, all of which are wholly owned. All intercompany accounts and transactions have been eliminated.
Reclassifications and retrospective application of comprehensive income guidance
Certain amounts in the prior fiscal years have been reclassified to conform to the presentation adopted in the current fiscal year, with no effect on net income (loss) or accumulated deficit. The financial statements include the consolidated statements of comprehensive income (loss) as required by new accounting guidance, which was retrospectively adopted during 2012.
Accounting policies and use of estimates
The preparation of these consolidated financial statements in conformity with accounting principles generally accepted in the United States involves estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expense during the reporting periods. Certain of the Company’s accounting policies require the application of judgment in selecting the appropriate assumptions for calculating financial estimates. By their nature, these judgments are subject to an inherent degree of uncertainty. The Company periodically evaluates the judgments and estimates used in their critical accounting policies to ensure that such judgments and estimates are reasonable. Such estimates include the allowance for doubtful accounts receivable, rebates, pensions, valuation reserve for inventories, warranty reserves, insurance reserves, legal contingencies, assumptions used in the calculation of income taxes, projected cash flows used in the goodwill and intangible asset impairment tests, and environmental accruals and other contingencies. These judgments are based on the Company’s historical experience, current trends and information available from other sources, as appropriate and are based on management’s best estimates and judgments. The Company adjusts such estimates and assumptions when facts and circumstances dictate. Illiquid credit markets, volatile equity, foreign currency, and the depressed housing and remodeling market have combined to increase the uncertainty inherent in such estimates and assumptions. If different conditions result from those assumptions used in the Company’s judgments, actual results could be materially different from the Company’s estimates.
Recognition of sales and related costs, incentives and allowances
The Company recognizes sales upon the shipment of products, net of applicable provisions for discounts and allowances. Generally, the customer takes title upon shipment and assumes the risks and rewards of ownership of the product. For certain products, it is industry practice that customers take title to products upon delivery, at which time revenue is then recognized by the Company. Allowances for cash discounts, volume rebates and other customer incentive programs, as well as gross customer returns, among others, are recorded as a reduction of sales at the time of sale based upon the estimated future outcome. Cash discounts, volume rebates and other customer incentive programs are based upon certain percentages agreed upon with the Company’s various customers, which are typically earned by the customer over an annual period. The Company records periodic estimates for these amounts based upon the historical results to date, estimated future results through the end of the contract period and the contractual provisions of the customer agreements. Customer returns are recorded as a reduction to sales on an actual basis throughout the year and also include an estimate at the end of each reporting period for future customer returns related to sales recorded prior to the end of the period. The Company generally estimates customer returns based upon the time lag that historically occurs between the sale date and the return date while also factoring in any new business conditions that might impact the historical analysis such as new product introduction. The Company also provides for estimates of warranty and shipping costs at the time of sale. Shipping and warranty costs are included in cost of products sold. Bad debt provisions are included in selling, general and administrative expenses. The amounts recorded are generally based upon historically derived percentages while also factoring in any new business conditions that are expected to impact the historical analysis such as new product introduction for warranty and bankruptcies of particular customers for bad debt.
Cash equivalents
Cash equivalents consist of short-term highly liquid investments with original maturities of three months or less which are readily convertible into cash.
Accounts receivable
Accounts receivable-trade are recorded at their net realizable value. The allowance for doubtful accounts was $3.6 million and $3.9 million at December 31, 2012 and 2011, respectively. The Company maintains allowances for doubtful accounts for estimated losses resulting from the inability of its customers to make required payments. The Company estimates the allowance for doubtful accounts based on a variety of factors including the length of time receivables are past due, the financial health of its customers, unusual macroeconomic conditions and historical experience. If the financial condition of its customers deteriorates or other circumstances occur that result in an impairment of customers’ ability to make payments, the Company records additional allowances as needed. The Company writes off uncollectible trade accounts receivable against the allowance for doubtful accounts when collection efforts have been exhausted and/or any legal action taken by the Company has concluded. During the year ended December 31, 2011, the Company reclassified approximately $1.4 million from accounts receivable to a note receivable, which is classified as other assets in the accompanying consolidated balance sheets. As of December 31, 2012 and 2011, the balance of the note receivable was $0.6 million and $0.7 million, respectively.
Inventories
Inventories in the accompanying consolidated balance sheets are valued at the lower of cost or market and are determined primarily by the first-in, first-out (FIFO) method. The Company records provisions, as appropriate, to write-down obsolete and excess inventory to estimated net realizable value. The process for evaluating obsolete and excess inventory often requires the Company to make subjective judgments and estimates concerning future sales levels, quantities and prices at which such inventory will be able to be sold in the normal course of business. Accelerating the disposal process or incorrect estimates of future sales potential may cause actual results to differ from the estimates at the time such inventory is disposed or sold.
The inventory reserves were approximately $6.5 million at December 31, 2012, increasing during 2012 by $0.2 million compared to the December 31, 2011 reserve balance of approximately $6.3 million.
Property and equipment
Property and equipment are presented at cost. Depreciation of property and equipment are provided on a straight-line basis over estimated useful lives, which are generally as follows:

Buildings and improvements	10-37 years
Machinery and equipment, including leases	3-15 years
Leasehold improvements	Term of lease or useful life, whichever is shorter
Expenditures for maintenance and repairs are expensed when incurred. Expenditures for renewals and betterments are capitalized. When assets are sold, or otherwise disposed, the cost and related accumulated depreciation are eliminated and the resulting gain or loss is recognized in operations. Depreciation expense for the years ended December 31, 2012, 2011, and 2010 was approximately $25.4 million, $27.3 million, and $33.6 million, respectively.
On July 30, 2010, the Company entered into an asset purchase agreement to sell substantially all of the assets associated with the operations of its Valencia, Pennsylvania facility for $2.5 million, with $1.9 million received at closing and the remaining $0.6 million recorded as a note receivable due in July 2011. The Company recognized a loss on the sale of approximately $0.1 million, which was recorded within selling, general and administrative expenses in the consolidated statement of operations for the year ended December 31, 2010 and the note receivable was recorded as a current asset in the consolidated balance sheet as of December 31, 2010. The note receivable was collected during 2011.
Intangible assets, goodwill and other long-lived assets
Long-lived assets
The Company reviews long-lived assets for impairment whenever events or changes in business circumstances indicate that the carrying amount of the assets may not be fully recoverable. The
Company performs undiscounted operating cash flow analyses to determine if impairment exists. If an impairment is determined to exist, any related impairment loss is calculated based on the asset’s fair value and the discounted cash flow.
The Company tests for long-lived asset impairment at the following asset group levels: i) Siding, Fencing and Stone (“Siding”), ii) the combined US Windows companies in the Windows and Doors segment (“US Windows”), and iii) Ply Gem Canada in the Windows and Doors segment. For purposes of recognition and measurement of an impairment loss, a long-lived asset or asset group should represent the lowest level for which an entity can separately identify cash flows that are largely independent of the cash flows of other assets and liabilities. During the year ended December 31, 2011, the Company incurred an asset impairment charge of approximately $0.2 million related to a specific asset in the Windows and Doors segment that was no longer utilized.
Goodwill
Purchase accounting involves judgment with respect to the valuation of the acquired assets and liabilities in order to determine the final amount of goodwill. For significant acquisitions, the Company values items such as property and equipment and acquired intangibles based upon appraisals.
The Company evaluates goodwill for impairment on an annual basis and whenever events or business conditions warrant. All other intangible assets are amortized over their estimated useful lives. The Company assesses goodwill for impairment at the November month end each year (November 24th for 2012) and also at any other date when events or changes in circumstances indicate that the carrying value of these assets may exceed their fair value. To evaluate goodwill for impairment, the Company estimates the fair value of reporting units considering such factors as discounted cash flows and valuation multiples for comparable publicly traded companies. A significant reduction in projected sales and earnings which would lead to a reduction in future cash flows could indicate potential impairment. Refer to Note 2 for additional considerations regarding the results of the impairment test in 2012 and 2011.
Debt issuance costs
Debt issuance costs, composed of facility, agency, and certain legal fees associated with issuing new debt, are amortized over the contractual term of the related agreement using the effective interest method. Net debt issuance costs totaled approximately $23.6 million and $26.5 million as of December 31, 2012 and December 31, 2011, respectively, and have been recorded in other long term assets in the accompanying consolidated balance sheets.
Share based compensation
Share-based compensation cost for the Company’s stock option plan is measured at the grant date, based on the estimated fair value of the award, and is recognized over the requisite service period. The fair value of each option award is estimated on the grant date using a Black-Scholes option valuation model. Expected volatility is based on a review of several market indicators, including peer companies. The risk-free interest rate is based on U.S. Treasury issues with a term equal to the expected life of the option.
Insurance liabilities
The Company is self-insured for certain casualty losses and medical liabilities. The Company records insurance liabilities and related expenses for health, workers’ compensation, product and general liability losses and other insurance expenses in accordance with either the contractual terms of their policies or, if self-insured, the total liabilities that are estimable and probable as of the reporting date. Insurance liabilities are recorded as current liabilities to the extent they are expected to be paid in the succeeding year with the remaining requirements classified as long-term liabilities. The accounting for self-insured plans requires that significant judgments and estimates be made both with respect to the future liabilities to be paid for known claims and incurred but not reported claims as of the reporting date. The Company relies on historical trends when determining the appropriate incurred but not reported claims and health insurance reserves to record in its consolidated balance sheets. In certain cases where partial insurance coverage exists, the Company must estimate the portion of the liability that will be covered by existing insurance policies to arrive at the net expected liability to the Company.
Income taxes
The Company utilizes the asset and liability method of accounting for income taxes which requires that deferred tax assets and liabilities be recorded to reflect the future tax consequences of temporary differences between the book and tax basis of various assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect of changes in tax rates on deferred tax assets and liabilities is recognized as income or expense in the period in which the rate change occurs. A valuation allowance is established to offset any deferred tax assets if, based upon the available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized.
Estimates are required with respect to, among other things, the appropriate state income tax rates used in the various states that the Company and its subsidiaries are required to file, the potential utilization of operating and capital loss carry-forwards for both federal and state income tax purposes and valuation allowances required, if any, for tax assets that may not be realized in the future. The Company establishes reserves when, despite our belief that our tax return positions are fully supportable, certain positions could be challenged, and the positions may not be fully sustained. Subsequent to February 12, 2004, U.S. federal income tax returns are prepared and filed by Ply Gem Investment Holdings, Inc. on behalf of itself, Ply Gem Holdings, and Ply Gem Industries and its subsidiaries. The existing tax sharing agreement between Ply Gem Holdings and Ply Gem Investment Holdings under which tax liabilities for each respective party are computed on a stand-alone basis, was amended to include Ply Gem Prime Holdings during 2010. U.S. subsidiaries file unitary, combined federal income tax returns and separate state income tax returns. Ply Gem Canada files separate Canadian income tax returns.
Sales taxes
Sales taxes collected from customers are recorded as liabilities until remitted to taxing authorities and therefore are not reflected in the consolidated statements of operations.
Commitments and contingencies
The Company provides accruals for all direct costs associated with the estimated resolution of contingencies at the earliest date at which it is deemed probable that a liability has been incurred and the amount of such liability can be reasonably estimated. Costs accrued have been estimated based upon an analysis of potential results, assuming a combination of litigation and settlement strategies and outcomes.
Environmental
The Company accrues for losses associated with environmental remediation obligations when such losses are probable and reasonably estimable. Environmental remediation obligation accruals are adjusted as further information develops or circumstances change. Costs of future expenditures for environmental remediation obligations are not discounted to their present value. Recoveries of environmental remediation costs from other parties are recorded as assets when their receipt is deemed probable.
Liquidity
The Company intends to fund its ongoing capital and working capital requirements, including its internal growth, through a combination of cash flows from operations and, if necessary, from borrowings under the revolving credit portion of its senior secured asset based revolving credit facility (“ABL Facility”). As of December 31, 2012, the Company had approximately $964.4 million of indebtedness, $191.2 million of contractual availability under the ABL Facility, and approximately $113.4 million of borrowing base availability reflecting $15.0 million of ABL borrowings and approximately $6.3 million of letters of credit and priority payable reserves issued under the ABL Facility.
Because of the inherent seasonality in our business and the resulting working capital requirements, the Company’s liquidity position fluctuates within a given year. The seasonal effect that creates the Company’s greatest needs has historically been experienced during the first six months of the year and the Company anticipates borrowing funds under its ABL Facility to support this requirement. However, the Company anticipates the funds generated from operations and funds available under the ABL Facility will be adequate to finance its ongoing operational cash flow needs, capital expenditures, debt service obligations, management incentive expenses, and other fees payable under other contractual obligations for the foreseeable future.
Foreign currency
Ply Gem Canada, the Company’s Canadian subsidiary, utilizes the Canadian dollar as its functional currency. For reporting purposes, the Company translates the assets and liabilities of its foreign entity at the exchange rates in effect at year-end. Net sales and expenses are translated using average exchange rates in effect during the period. Gains and losses from foreign currency translation are credited or charged to accumulated other comprehensive income or loss in the accompanying consolidated balance sheets.
The Company recorded a gain from foreign currency transactions of approximately $0.4 million, for the year ended December 31, 2012, and approximately $0.5 million for the years ended December 31, 2011 and 2010. As of December 31, 2012 and December 31, 2011, accumulated other comprehensive income (loss) included a currency translation adjustment of approximately $0.8 million and $(0.7) million, respectively.
Concentration of credit risk
The Company’s largest customer in each year accounted for approximately 10.5%, 9.4%, and 9.0% of consolidated net sales for the years ended December 31, 2012, 2011, and 2010, respectively and 12.7% and 13.7% of outstanding accounts receivable as of December 31, 2012 and 2011, respectively.
Fair value measurement
The accounting standard for fair value discusses valuation techniques, such as the market approach (comparable market prices), the income approach (present value of future income or cash flows), and the cost approach (cost to replace the service capacity of an asset or replacement cost). The standard utilizes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The following is a brief description of those three levels:

•	Level 1: Observable inputs such as quoted prices (unadjusted) in active markets for identical assets or liabilities.

•
Level 2: Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly. These include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active.

•	Level 3: Inputs that reflect the reporting entity’s own assumptions.
The hierarchy requires the use of observable market data, when available, and to minimize the use of unobservable inputs when determining fair value. The Company’s population of recurring financial assets and liabilities subject to fair value measurements and the necessary disclosures are as follows:

(amounts in thousands)	Carrying value	Fair value total	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Description
Liabilities:
Senior Notes-9.375%	$160,000	$170,400	$170,400	$—	$—
Senior Secured Notes-8.25%	840,000	907,200	907,200	—	—
As of December 31, 2012	$1,000,000	$1,077,600	$1,077,600	$—	$—
Liabilities:
Senior Subordinated Notes-13.125%	$150,000	$132,188	$132,188	$—	$—
Senior Secured Notes-8.25%	800,000	697,000	697,000	—	—
As of December 31, 2011	$950,000	$829,188	$829,188	$—	$—
The fair value of the long-term debt instruments was determined by utilizing available market information. The carrying value of the Company’s other financial instruments approximates their fair value. Also see Note 5 for fair value disclosures of the pension assets.
New accounting pronouncements
In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The standard requires disclosures to provide information to help reconcile differences in the offsetting requirements under U.S. generally accepted accounting principles (“GAAP”) and International Financial Reporting Standards (“IFRS”). The differences in the offsetting requirements account for a significant difference in the amounts presented in statements of financial position prepared in accordance with U.S. GAAP and IFRS for certain entities. The new disclosure requirements mandate that entities disclose both gross and net information about instruments and transactions eligible for offset in the statement of financial position as well as instruments and transactions subject to an agreement similar to a master netting arrangement. The implementation of this guidance is not expected to have a material impact on the Company’s disclosures.
In July 2012, the FASB issued Accounting Standards Update No. 2012-2, Testing Indefinite-Lived Intangible Assets for Impairment. The standard allows companies to perform a “qualitative” assessment to determine whether further impairment testing of indefinite-lived intangible assets is necessary, similar to the recently issued guidance on goodwill impairment. The standard allows companies the option to first assess qualitatively whether it is necessary to perform the quantitative impairment test. A company would not be required to calculate the fair value of an indefinite-lived intangible asset unless the entity determines that it is more likely than not (that is, a likelihood of more than 50 percent) that the asset is impaired. The implementation of this guidance is not expected to have a material impact on the Company’s financial position, results of operations, or cash flows.
On January 1, 2012, the Company adopted an update issued by the FASB to existing guidance on the presentation of comprehensive income. This update requires the presentation of the components of net income and other comprehensive income either in a single continuous statement or in two separate but consecutive statements. Net income and other comprehensive income have been presented in two separate but consecutive statements for the current reporting period and prior comparative period in our consolidated financial statements. On February 5, 2013, the FASB issued Accounting Standards Update No. 2013-2, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income. This guidance is the culmination of the board’s redeliberation on reporting reclassification adjustments from accumulated other comprehensive income. The new requirements will take effect for public companies in interim and annual reporting periods beginning after December 15, 2012. The standard requires that companies present information about reclassification adjustments from accumulated other comprehensive income in their annual financial statements in a single note or on the face of the financial statements. The implementation of this guidance is not expected to have a material impact on the Company’s disclosures.
Comprehensive (loss) income
The components of accumulated other comprehensive (loss) income are as follows:

(amounts in thousands)	Foreign currency translation	Minimum pension liability adjustments	Accumulated other comprehensive (loss) income
Balance at December 31, 2009	$4,104	$(3,780)	$324
Net current period change	1,639	(740)	899
Balance at December 31, 2010	5,743	(4,520)	1,223
Net current period change	(691)	(6,600)	(7,291)
Balance at December 31, 2011	5,052	(11,120)	(6,068)
Net current period change	835	(1,103)	(268)
Balance at December 31, 2012	$5,887	$(12,223)	$(6,336)

Earnings (loss) per common share
The unaudited pro forma earnings (loss) per common share is being presented to give effect to the shares of Ply Gem Holdings common stock that will be issued in connection with the merger of the Company with its parent, Ply Gem Prime Holdings. In connection with the proposed initial public offering, the Company will merge with Ply Gem Prime Holdings and engage in a series of transactions that will result in the conversion of outstanding common stock and preferred stock (including the subordinated debt of its parent that will have been previously converted into preferred stock) of its parent into common equity of Ply Gem Holdings and result in a single class of outstanding common stock of Ply Gem Holdings (the “Reorganization Transactions”). In connection with the Reorganization Transactions, the outstanding options to purchase Ply Gem Prime Holdings common stock will convert into Ply Gem Holdings stock options. The pro forma weighted average common shares outstanding assume the conversion of the Ply Gem Prime Holdings outstanding common stock and preferred stock (including the subordinated debt of Ply Gem Prime Holdings that will have been previously converted into preferred stock) into shares of Ply Gem Holdings common stock upon the consummation of the Reorganization Transactions.
Basic and diluted earnings per share (“EPS”) is computed by dividing net income (loss) available to common stockholders by the weighted-average number of shares outstanding. The Company had 100 shares of common stock outstanding for the years ended December 31, 2012, 2011 and 2010. In addition, all stock options and preferred stock are issued at the Ply Gem Prime level; therefore, no dilutive effect would exist at Ply Gem Holdings as these amounts have been recorded within additional paid in capital. Consequently, for purposes of calculating EPS, the Company calculated the amounts as net income (loss) divided by the 100 shares of common stock outstanding at the end of each period.
In connection with the proposed initial public offering, the Company will merge with its parent company, Ply Gem Prime Holdings, which will result in the conversion of outstanding common stock and preferred stock (including the subordinated debt of its parent that will have been previously converted into preferred stock) of its parent into Ply Gem Holdings common equity and result in a single class of outstanding common stock. In connection with the Reorganization Transactions, the outstanding options to purchase Ply Gem Prime Holdings common stock will convert into Ply Gem Holdings stock options.
The unaudited pro forma loss per common share is being presented to show the impact of the conversion of the outstanding common stock and preferred stock (including the subordinated debt of Ply Gem Prime Holdings that will have been previously converted into preferred stock) of Ply Gem Prime Holdings to Ply Gem Holdings common stock that will occur in connection with the Reorganization Transactions. The unaudited pro forma basic loss per common share is computed by dividing loss attributable to common stockholders by the unaudited pro forma weighted average number of common shares outstanding for the period.
The treasury stock effect of Ply Gem Holdings stock options to be issued in connection with the Reorganization Transactions has not been included in the computation of the unaudited pro forma diluted loss per common share for the year ended December 31, 2013 as the effect would be anti-dilutive.
The following details the computation of the pro forma loss per common share:

For the year ended December 31,
2012
(amounts in thousands (except per share data))	(unaudited)
Pro forma net loss	$(43,918)
Unaudited pro forma weighted average common share calculation:
Shares issued in the offering	15,789,474
Conversion of Ply Gem Prime Holdings common stock	27,900,729
Conversion of Ply Gem Prime Holdings preferred stock	21,061,765
Unaudited basic and diluted pro forma weighted average shares outstanding	64,751,968
Pro forma earnings (loss) per common share:
Pro forma basic and diluted earnings (loss) per common share	$(0.68)